Franchise arrangements	12 Months Ended
Dec. 31, 2022
Franchise Arrangements [Abstract]
Franchise arrangements	Franchise arrangements
Individual franchise arrangements generally include a lease, a license and provide for payment of initial franchise fees, as well as continuing rent and service fees (royalties) to the Company based upon a percentage of sales with minimum rent payments. The company’s franchisees are granted the right to operate a restaurant using the McDonald’s system and, in most cases, the use of a restaurant facility, generally for a period of 20 years. At the end of the 20-year franchise arrangement, the Company maintains control of the underlying real estate and building and can either enter into a new franchise arrangement with the existing franchisee or a different franchisee or close the restaurant. Franchisees pay related occupancy costs including property taxes, insurance and maintenance. Pursuant to the MFAs, the Company pays initial fees and continuing service fees for franchised restaurants to McDonald’s Corporation. Therefore, the margin for franchised restaurants is primarily comprised of rental income net of occupancy expenses (depreciation for owned property and equipment and/or rental expense for leased properties).

At December 31, 2022 and 2021, net property and equipment under franchise arrangements totaled $98,067 and $88,568, respectively (including land for $25,213 and $22,784, respectively).

Revenues from franchised restaurants for fiscal years 2022, 2021 and 2020 consisted of:

	2022	2021	2020
Rent (i)	$160,795	$115,418	$89,123
Initial fees (ii)	401	321	203
Royalty fees (iii)	215	295	275
Total	$161,411	$116,034	$89,601

(i)Includes rental income of own buildings and subleases. As of December 31, 2022 and 2021 the subleases rental income amounted to $132,327 and $96,756, respectively.
(ii)Presented net of initial fees owed to McDonald’s Corporation for $1,012, $739 and $493 in 2022, 2021 and 2020, respectively.
(iii)Presented net of royalties fees owed to McDonald’s Corporation for $62,360, $46,476 and $36,554 in 2022, 2021 and 2020, respectively.

At December 31, 2022, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2023	$5,497	$54,130	$59,627
2024	4,712	46,960	51,672
2025	4,732	42,995	47,727
2026	4,764	38,368	43,132
2027	4,639	33,348	37,987
Thereafter	36,524	155,383	191,907
Total	$60,868	$371,184	$432,052